UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 29

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2016

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.9%
Alabama - 2.7%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, GTD	5.000%	4/1/24	$1,770,000	$1,969,249
Civic Center Improvements Project, GTD	5.000%	4/1/25	1,970,000	2,190,995
Civic Center Improvements Project, GTD	5.000%	4/1/26	1,700,000	1,890,043
Civic Center Improvements Project, GTD	5.000%	4/1/27	1,500,000	1,664,760
Civic Center Improvements Project, GTD	5.000%	4/1/28	1,700,000	1,884,076
Civic Center Improvements Project, GTD	5.250%	4/1/29	1,750,000	1,960,297
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,431,880	(a)
Birmingham, AL, Waterworks Board, Water Revenue	5.000%	1/1/43	10,000,000	10,753,300
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	8,049,744
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,471,660	(b)
Convertible CAB, Subordinated Lien	0.000%	10/1/50	69,910,000	51,237,738	(b)
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	18,009,384
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,256,069
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,180,000	6,683,423

Total Alabama				126,452,618

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,561,615
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,031,400

Total Alaska				12,593,015

Arizona - 0.6%
Arizona State Board of Regents University System Revenue	5.000%	7/1/41	3,450,000	3,814,148
Arizona State Board of Regents University System Revenue	5.000%	7/1/46	2,500,000	2,754,175
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	70,000	70,000	(c)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	5,598,518	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/46	1,300,000	1,337,258
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	13,800,480
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,251

Total Arizona				28,360,830

California - 19.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,088,000
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/36	3,000,000	3,208,830
Second Subordinated Lien	5.000%	10/1/37	2,250,000	2,397,263
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	1,941,573
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,489,388
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	9,733,410

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	$6,000,000	$6,521,580	(a)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.800%	4/1/27	37,000,000	37,622,340	(b)(e)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,200,600	(a)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,498,200	(a)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	46,049,472	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,187,561	(a)
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	14,053,616	(a)
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	37,563,880
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	26,644,453
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	4,765,000	4,787,634	(f)
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	10,953,900	(a)
Systemwide	5.000%	11/1/41	5,000,000	5,579,500
Systemwide	4.000%	11/1/45	1,500,000	1,482,210
California State, GO	5.000%	9/1/35	21,000,000	23,672,040
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	11,368,900
Various Purpose	5.000%	9/1/35	6,500,000	7,327,060
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,632,467
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,386,349
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,753,700	(a)
John Muir Health	5.125%	7/1/39	7,280,000	7,813,333
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	9,735,283	(a)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	12,765,989
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,381,544	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,030,850	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,355,800
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,028,854	(a)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,815,350
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	7,827,259
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,401,537
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,379,267	(a)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,184,760
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,140,875
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,095,200
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,567,850	(a)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,020,221
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	70,450,405
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	108,499,035
Modesto, CA, Irrigation District COP:
Capital Improvement	6.000%	10/1/39	10,600,000	11,557,074
Capital Improvement	6.000%	10/1/39	4,400,000	4,852,232	(a)
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,626,044
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,947,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	$3,000,000	$3,007,950
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	12,615,840
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,377,437
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,630,860
Senior Lien	5.750%	6/1/48	3,700,000	4,011,836
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,527,350
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,411,149
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,356,440
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,678,020
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	25,833,049
PFC, Grant	6.000%	7/1/39	29,130,000	30,821,579
Sacramento, CA, Area Flood Control Agency, Special Assessment:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,845,960	(a)
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,186,950	(a)
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	32,339,400
Arrowhead Project	5.250%	8/1/26	5,000,000	5,384,400
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,692,696
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,348,690	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,967,338	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,518,422	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	28,865,760
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	36,975,680
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,470,600
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,662,481
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,552,182
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,698,800
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,445,920
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	4,000,000	4,311,960

Total California				916,159,187

Colorado - 2.2%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,207,520
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	9,923,770
Catholic Health Initiatives	5.000%	9/1/41	3,015,000	3,021,211
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/45	7,500,000	7,698,225

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Parkview Medical Center Inc. Project	5.000%	9/1/37	$5,000,000	$5,143,800	(a)
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,576,387
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,946,445
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	57,837,150
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,454,650

Total Colorado				104,809,158

Connecticut - 0.7%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,621,951
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,447,745
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,368,386
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,247,305
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	16,911,600	(a)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	8,075,839	323,034

Total Connecticut				33,920,021

Delaware - 0.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	1,145,000	1,180,552
Delaware State Housing Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/39	5,145,000	5,265,290
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/45	3,070,000	3,360,821
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/55	13,750,000	14,834,050

Total Delaware				24,640,713

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,579,920
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,403,500

Total District of Columbia				13,983,420

Florida - 7.7%
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,255,200	(a)
Broward County, FL, Airport System Revenue	5.000%	10/1/45	18,000,000	19,010,700	(f)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,936,545
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	9,783,287
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	8,869,360
Citizens Property Insurance Corp., FL, Revenue:
Coastal	5.000%	6/1/18	13,550,000	14,266,253
Coastal	5.000%	6/1/19	30,000,000	32,478,900
Coastal	5.000%	6/1/20	20,000,000	22,069,200
Senior Secured, High Act	6.000%	6/1/17	3,100,000	3,175,392
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,750,400
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,010,000	1,013,909
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	75,000	77,822

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Department of Management Services Revenue, Facilities Management, Florida Facilities Pool, AMBAC	5.000%	9/1/21	$1,000,000	$1,002,710
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	3,030,000	3,011,487	(d)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	4,000,000	3,853,600	(d)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	543,810
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	2,941,381
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	5,269,450
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,094,280
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,142,500
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,219,267
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,185,750
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,119,230	(a)
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,678,845	(a)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,197,000	(f)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,369,992	(f)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,252,496
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	7,250,000	7,833,697
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	28,511,118
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	18,465,000	20,314,270
Miami International Airport	5.000%	10/1/29	1,535,000	1,715,009	(a)
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,525,350	(a)
AGC	5.250%	2/1/27	5,500,000	5,941,870	(a)
Orange County, FL, Health Facilities Authority Revenue:
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	7,635,000	8,018,735
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	5,365,000	5,747,042	(a)
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,076,420
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,477,480
Presbyterian Retirement Communities	5.000%	8/1/47	4,750,000	4,933,683	(g)
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	5,710,000	5,809,639	(d)(f)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,955,660	(a)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,005,623
Orlando, FL, Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,219,700	(a)
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	935,000	949,792
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	850,000	9	*(h)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	893,068	589,425	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,632,950
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,921,043
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,175,240
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,486,460	(d)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,705,000	1,822,406
AMBAC	5.200%	10/1/22	1,295,000	1,428,618	(a)

Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	410,000	445,621
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,182,000

Total Florida				366,287,626

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 4.3%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	$50,000,000	$56,635,000	(a)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	25,032,670	(a)(i)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/19	1,000,000	1,112,090
NATL	5.500%	11/1/27	1,000,000	1,192,430
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,265,450
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,584,820
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	16,972,227
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,118,780
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,426,262
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,095,200
Georgia Private Colleges & Universities Authority Revenue, Savannah College of Art & Design Project	5.000%	4/1/44	5,000,000	5,144,750
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,268,400
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	637,420
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,464,100
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,324,500
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	80,000	87,038
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	555,130
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	505,040
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,819,305
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,090,020
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,431,688

Total Georgia				203,762,320

Illinois - 6.4%
Chicago, IL, GO	5.500%	1/1/33	12,510,000	12,391,030
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,329,270
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,127,517
Green Bond	5.000%	12/1/44	30,000,000	33,002,700
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	3,250,000	3,463,005	(f)
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	25,881,300
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/32	3,325,000	3,535,838	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	3,000,000	3,181,770	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,975,000	11,601,343	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	$500,000	$526,780	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,387,720
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	7,000,000	7,272,930	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	1,000,000	1,062,700
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/34	1,000,000	1,069,930	(g)
General, Senior Lien	5.000%	1/1/35	2,250,000	2,402,055	(g)
General, Senior Lien	5.000%	1/1/41	1,500,000	1,586,220	(g)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/39	2,000,000	2,100,140
Second Lien	5.000%	1/1/44	6,000,000	6,272,220
Chicago, IL, Waterworks Revenue, Second Lien Project	5.000%	11/1/39	11,840,000	12,610,547
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	460,000	461,642
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,293,390	(a)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,141,280
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	31,405,375	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	12,829,320
Park Place of Elmhurst Project	6.240%	5/15/38	3,727,250	3,611,631
Park Place of Elmhurst Project	2.000%	5/15/55	657,750	28,060
Illinois State Toll Highway Authority Revenue, Senior	5.000%	1/1/41	8,100,000	8,705,313
Illinois State, GO	5.000%	2/1/27	14,345,000	14,711,802
Illinois State, GO	5.000%	2/1/28	13,530,000	13,853,908
Illinois State, GO	5.000%	2/1/29	8,500,000	8,634,810
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.000%	6/15/50	4,500,000	4,578,435
McCormick Project, State Appropriations	5.250%	6/15/50	9,305,000	9,557,631
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	16,500,000	2,117,940
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	745,000	824,797
Will County, IL, GO	5.000%	11/15/45	15,350,000	16,820,683

Total Illinois				302,381,032

Indiana - 1.5%
Indiana Finance Authority, IN, Wastewater Utility Revenue, Green Bonds, CWA Authority Project, NATL	5.000%	10/1/46	15,530,000	16,912,015
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,340,520	(a)
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	2,000,000	2,175,340	(a)
Indiana State Finance Authority Revenue, Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,115,000	(f)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,865,701
North Manchester, IN, EDR, Peabody Retirement Community Project	1.000%	12/1/45	723,661	119,042	*(h)
Northern Indiana Commuter Transportation District, Industrial Revenue	5.000%	7/1/41	2,500,000	2,764,150
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	22,044,400	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,929,400	(f)

Total Indiana				69,265,568

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.3%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	$4,355,000	$4,847,463
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,327,960
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement	5.000%	9/1/40	2,000,000	2,184,700
Improvement	5.000%	9/1/45	3,000,000	3,265,410

Total Kansas				13,625,533

Kentucky - 0.4%
Kentucky State Economic Development Finance Authority Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,199,000
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,097,180
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,437,310
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,230,950

Total Kentucky				20,964,440

Louisiana - 0.9%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,356,900	(a)
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	19,573,740
Louisiana State, PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gatway	5.000%	7/1/46	4,750,000	5,000,895
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/40	2,000,000	2,139,780
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/45	3,000,000	3,198,570
New Orleans, LA, Water Revenue	5.000%	12/1/40	2,000,000	2,157,580
New Orleans, LA, Water Revenue	5.000%	12/1/45	4,000,000	4,299,520

Total Louisiana				41,726,985

Maryland - 1.5%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,627,200
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,098,800
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,489,600
Maryland State EDC, Private Activity Revenue:
Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	2,950,000	3,227,064	(f)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/36	1,485,000	1,574,798	(f)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/41	2,650,000	2,788,463	(f)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/46	3,000,000	3,137,220	(f)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/51	2,700,000	2,808,216	(f)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, AGM	5.000%	6/1/35	2,080,000	2,319,387
University of Maryland, College Park Project, AGM	5.000%	6/1/43	1,000,000	1,102,390
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,485,725	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,763,040	(a)
University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,515,430

Total Maryland				73,937,333

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 3.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	$1,500,000	$1,687,815
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	12,922,200
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,669,093	(a)
Boston University	5.700%	10/1/40	13,105,000	14,600,805	(a)
Boston University	5.000%	10/1/46	4,000,000	4,410,920
Broad Institute Inc.	5.375%	4/1/41	16,000,000	17,914,720
Farber Cancer Institute	5.000%	12/1/41	3,500,000	3,825,080
Farber Cancer Institute	5.000%	12/1/46	3,500,000	3,806,915
Lahey Clinic Obligated Group	5.000%	8/15/45	3,650,000	3,971,528
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,647,450
Partners Healthcare System	5.000%	7/1/47	35,400,000	38,840,880
Umass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,167,774
UMass Memorial Health Care	5.000%	7/1/46	1,930,000	2,036,594
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,459,754
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,115,420	(a)
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,866,690	(a)
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,066,680	(a)
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,600,020	(a)
Suffolk University	5.750%	7/1/39	17,500,000	18,990,125	(a)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,858,284
Massachusetts State Water Resources Authority Revenue:
General	5.000%	8/1/40	1,560,000	1,751,615
Green Bond	4.000%	8/1/40	15,000,000	15,349,800

Total Massachusetts				169,560,162

Michigan - 4.1%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,622,510
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,281,291
Detroit, MI, Water Supply System Revenue, AGM	6.250%	7/1/36	10,000,000	11,073,500
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	3,400,000	3,648,506
Senior Lien	5.000%	7/1/46	17,700,000	18,877,935
Michigan State Building Authority Revenue	5.000%	10/15/46	3,500,000	3,797,570
Michigan State Building Authority Revenue	5.000%	10/15/51	2,500,000	2,701,950
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	17,745,090
Facilities Program	6.000%	10/15/38	19,820,000	21,519,367	(a)
Facilities Program	6.000%	10/15/38	680,000	737,385
Facilities Program	5.250%	10/15/47	4,100,000	4,592,492
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	10,940,000	11,087,799	(d)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	14,000,000	14,725,900	(a)
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	2,550,000	2,733,189

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	$6,560,000	$7,100,544
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,259,082
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,902,863	(a)
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,723,794
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,594,650
Michigan State Strategic Fund Ltd. Obligation Revenue, Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,539,474
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	26,853,600	(a)

Total Michigan				194,118,491

Minnesota - 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	11,960,319
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	8,578,510

Total Minnesota				20,538,829

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,522,900

Missouri - 1.2%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,094,235	(a)
Kansas City, MO, IDA Revenue:
Downtown Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,174,138	(c)
Downtown Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,012,391
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/46	3,500,000	3,352,370	(d)
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,600,000	1,502,544	(d)
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	24,900,000	27,324,513	(a)
Children’s Mercy Hospital	5.625%	5/15/39	5,100,000	5,510,907
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	10,345,000	10,715,661

Total Missouri				59,686,759

Nevada - 0.4%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	17,560,000	18,665,577	(a)
Washoe Medical Center, AGM	5.500%	6/1/39	1,790,000	1,869,870

Total Nevada				20,535,447

New Hampshire - 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	2,895,000	2,963,756
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	2,450,000	2,507,526

Total New Hampshire				5,471,282

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 7.3%
New Brunswick, NJ, Parking Authority Revenue, GTD, BAM	5.000%	9/1/39	$4,000,000	$4,401,120
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,950,015	(a)
Catholic Health East	4.750%	11/15/29	5,000,000	5,373,250
New Jersey Institute of Technology Revenue	5.000%	7/1/45	13,500,000	14,501,565
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,097,600
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	4,835,562
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	13,787,930
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	13,460,000	14,131,788	(f)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,445,350	(f)
Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,027,040
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,670,175	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,610,655	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,071,860	(f)
School Facilities Construction	5.000%	12/15/27	9,230,000	9,537,174
School Facilities Construction	5.250%	12/15/33	9,190,000	9,425,632
School Facilities Construction	5.250%	12/15/33	3,310,000	3,611,574	(a)
School Facilities Construction, SIFMA	2.100%	9/1/27	22,065,000	20,741,100	(b)
School Facilities Construction, SIFMA	2.150%	3/1/28	20,000,000	18,418,400	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/29	10,000,000	10,351,200
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,405,054	(f)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,317,650	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	7,000,000	7,414,820
University Hospital, AGM	5.000%	7/1/46	5,000,000	5,281,600
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	7,070,000	7,464,577
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,393,600
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	34,995,000	36,228,574	(f)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	865,000	868,131
New Jersey State Transportation Trust Fund Authority Revenue:
Capital Appreciation Transportation System, NATL	0.000%	12/15/31	14,240,000	7,012,203
Transportation Program	5.250%	6/15/41	13,305,000	13,757,370
Transportation Program	5.000%	6/15/45	5,000,000	5,006,800
Transportation System	5.875%	12/15/38	30,000,000	31,781,400
New Jersey State Turnpike Authority Revenue	1.180%	1/1/17	11,000,000	11,001,100	(b)(e)
New Jersey State Turnpike Authority Revenue	1.240%	1/1/18	10,000,000	10,013,200	(b)(e)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	4,900,000	5,394,900
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,419,520
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,714,090
Rutgers State University, NJ, Revenue	5.000%	5/1/32	8,620,000	9,788,872
Rutgers State University, NJ, Revenue	5.000%	5/1/33	4,000,000	4,525,160

Total New Jersey				347,777,611

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 0.4%
New Mexico Mortgage Finance Authority Revenue:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	$2,305,000	$2,388,464
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	645,000	652,521	(f)
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,219,200	(a)

Total New Mexico				19,260,185

New York - 7.4%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	23,635,248	(a)
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	24,291,520	(a)
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	21,490,000	23,254,974
MTA, NY, Revenue:
Transportation	6.500%	11/15/28	8,080,000	8,891,650	(a)
Transportation	6.500%	11/15/28	1,920,000	2,112,633
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,184,240
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,201,880
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/37	4,250,000	4,757,025
Future Tax Secured	5.000%	5/1/40	9,000,000	9,989,910
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,388,140
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,377,880
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	39,370,100	(a)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/34	25,000,000	28,093,250
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	9,602,184	(d)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,620,050
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/51	11,450,000	12,259,629
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	7,500,000	7,773,375	(f)
Laguardia Airport Terminal B Redevelopment Project	4.000%	7/1/33	4,000,000	3,833,520	(f)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,249,683	(f)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	14,070,000	14,362,797	(f)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	13,180,000	13,399,579	(f)
Laguardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	22,000,000	22,607,420	(f)
New York, NY, GO	5.000%	8/1/22	10,000,000	11,452,400
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	5,500,000	6,186,125	(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	31,650,000	34,959,640

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	$685,000	$702,783	(f)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,100,640
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	16,956,900

Total New York				354,615,175

North Carolina - 1.3%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	14,169,830
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,173,660
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,129,260
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,437,950
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,088,410	(a)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,559,437	(a)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,677,790
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,914,270

Total North Carolina				62,150,607

Ohio - 0.3%
Cleveland, OH, State University Revenue, NATL	5.000%	6/1/19	1,210,000	1,233,970	(a)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	555,000	557,192
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,733,900
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,501,976
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC	5.400%	9/1/33	675,000	693,995
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,437,796	(f)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,695,078	(f)

Total Ohio				13,853,907

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/47	2,500,000	2,704,400
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,153,240	(a)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	3,250,000	3,227,283

Total Oklahoma				9,084,923

Oregon - 0.6%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,065,338	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,623,450
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,917,730	(a)
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	15,000	15,036	(f)
University of Oregon General Revenue	5.000%	4/1/46	2,000,000	2,238,460

Total Oregon				28,860,014

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.6%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	$8,800,000	$8,803,608
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	14,796,600
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,355,500
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,880,960	(f)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,092,053
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,718,603
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,000,000	2,185,760
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,438,120
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre	5.000%	7/1/36	1,710,000	1,832,180	(g)
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,262,800
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,574,560
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,267,891
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,138,364
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,365,850
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,134,720	(a)
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,005,272	(a)
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,336,360	(a)
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,177,840	(a)
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/41	20,470,000	22,056,220
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/46	4,965,000	5,329,481
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,659,260	(a)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	455,000	489,271	(c)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	2,892,375
Philadelphia, PA, School District, GO	5.000%	9/1/34	810,000	850,289
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,255,236
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,477,960
State Public School Building Authority Palease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	3,500,000	3,776,885
Philadelphia School District Project, AGM	5.000%	6/1/33	10,500,000	11,223,765
Westmoreland County, PA, Municipal Authority Revenue, BAM	5.000%	8/15/42	2,000,000	2,182,360

Total Pennsylvania				170,560,143

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/34	1,600,000	1,702,752
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/39	4,000,000	4,205,840
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,171,001	(a)

Total Rhode Island				12,079,593

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	$565,000	$648,033	(c)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	769,113
South Carolina State Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,063,080
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,613,885	(a)
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,977,100

Total South Carolina				21,071,211

Tennessee - 1.3%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,341,050
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,203,340
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	1,335,000	1,336,789
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,365,900
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,060,277
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	22,661,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,780,275

Total Tennessee				60,748,631

Texas - 11.1%
Alamo, TX, Regional Mobility Authority Revenue:
Senior Lien	5.000%	6/15/41	3,000,000	3,329,280
Senior Lien	5.000%	6/15/46	4,700,000	5,197,636
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	7,501,760	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,055,560	(f)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	4,000,000	4,223,760
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/40	4,000,000	4,251,720
Senior Lien	5.000%	1/1/45	4,500,000	4,783,590
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools, PSF-GTD	5.000%	8/15/37	3,000,000	3,346,200
Idea Public Schools, PSF-GTD	5.000%	8/15/38	1,855,000	2,065,839
Idea Public Schools, PSF-GTD	5.000%	8/15/39	4,440,000	4,936,969
Idea Public Schools, PSF-GTD	5.000%	8/15/40	1,430,000	1,588,830
Idea Public Schools, PSF-GTD	5.000%	8/15/46	2,500,000	2,766,900
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	4,183,400	(b)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,086,920
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,011,650	(f)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.600%	6/1/24	5,685,000	5,643,556	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	33,578,270	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,410,180	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	$6,000,000	$6,869,940
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,558,680
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,084,380
Deer Park Refining Project	5.000%	2/1/23	44,000,000	46,913,240
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,614,300
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,322,860
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,188,162
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,425,360	(f)
Southwest Airlines Co. Project	5.250%	11/1/40	15,250,000	16,756,090
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	1,930,000	2,020,131	(d)(f)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,063,695
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview	5.000%	11/15/46	1,550,000	1,482,777
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	3,800,000	3,947,258
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,768,136
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing Corpus Christi II-A&M University	5.000%	4/1/48	1,250,000	1,268,450
NCCD-College Station Properties LLC	5.000%	7/1/47	19,000,000	19,330,600
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	56,674,620	(a)
North Texas Tollway Authority Revenue	4.000%	1/1/39	5,000,000	4,934,850
North Texas Tollway Authority Revenue	5.000%	1/1/39	6,000,000	6,601,140
North Texas Tollway Authority Revenue	5.000%	1/1/40	11,205,000	12,329,310
North Texas Tollway Authority Revenue	5.000%	1/1/45	11,000,000	11,989,780
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	6,505,000	7,099,492	(a)
First Tier	6.250%	1/1/39	1,495,000	1,626,186
Temple, TX, ISD, GO, PSF-GTD	5.000%	2/1/41	3,160,000	3,538,726
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,874,803
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	67,521,769
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	10,503,500
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	15,698,100
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,427,400
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	17,163,900
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,066,960	(f)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,065,350	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	$18,000,000	$20,468,880
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	15,680,700
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	5,500,000	5,023,755	(d)
Inspired Living Lewsville Project	10.000%	12/1/51	850,000	756,254

Total Texas				526,621,554

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	14,465,000	14,690,509
Matching Fund Loan	6.000%	10/1/39	4,915,000	4,747,743
Matching Fund Loan Note	5.000%	10/1/29	3,000,000	2,802,030

Total U.S. Virgin Islands				22,240,282

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.881%	12/3/35	6,100,000	6,508,700	(b)(f)

Virginia - 1.4%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/34	15,000,000	17,334,750
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/43	5,000,000	5,666,750
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,460,150	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,199,340
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,858,560
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	6,940,000	7,458,626	(f)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	9,730,000	10,425,209	(f)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,196,260	(f)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,326,750	(f)

Total Virginia				64,926,395

Washington - 1.0%
Port of Seattle, WA, Revenue:
Inter Lien	5.000%	2/1/29	750,000	852,548
Inter Lien	5.000%	2/1/30	2,120,000	2,390,194
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,658,975	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	25,416,070	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,038,500	(d)
Heron’s Key	7.000%	7/1/50	2,150,000	2,184,400	(d)
Presbyterian Retirement Communities North West Project	5.000%	1/1/46	1,200,000	1,146,876	(d)
Presbyterian Retirement Communities North West Project	5.000%	1/1/51	3,250,000	3,072,420	(d)

Total Washington				46,759,983

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	$4,030,000	$4,421,313	(a)
United Health Systems	5.500%	6/1/39	4,000,000	4,388,400	(a)
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,413,050	(a)

Total West Virginia				14,222,763

Wisconsin - 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,781,381	(f)
Public Finance Authority, WI, Education Revenue:
North Carolina Charter Educational Foundation Project	5.000%	6/15/36	850,000	751,196	(d)
North Carolina Charter Educational Foundation Project	5.000%	6/15/46	2,200,000	1,862,608	(d)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,855,810
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,504,496
Children’s Hospital	5.375%	8/15/37	2,800,000	3,008,964
Essentia Health, AGC	5.125%	2/15/30	6,475,000	6,972,798
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,881,675	(a)

Total Wisconsin				38,618,928

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,041,150

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,378,465,372)				4,658,305,424

SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
California - 0.1%
California State Health Facilities Financing Authority Revenue, Scripps Health, LOC-JPMorgan Chase	0.550%	10/1/23	300,000	300,000	(j)(k)
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.590%	6/1/27	1,120,000	1,120,000	(j)(k)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.450%	12/1/30	900,000	900,000	(f)(j)(k)
Metropolitan Water District of Southern California Revenue, Special	0.510%	7/1/35	100,000	100,000	(j)(k)

Total California				2,420,000

Florida - 0.1%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.630%	8/1/18	1,400,000	1,400,000	(f)(j)(k)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.550%	1/15/27	3,800,000	3,800,000	(j)(k)

Total Florida				5,200,000

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.570%	11/1/39	2,900,000	2,900,000	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.1%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.550%	7/1/46	$2,100,000	$2,100,000	(j)(k)
Massachusetts State HEFA Revenue, Partners Healthcare Systems Inc., SPA-JPMorgan Chase	0.580%	7/1/27	4,300,000	4,300,000	(j)(k)

Total Massachusetts				6,400,000

New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.550%	7/1/36	100,000	100,000	(j)(k)

New York - 0.2%
New York City, NY, HDC, MFH Revenue, LIQ-Wells Fargo Bank N.A.	0.550%	5/1/18	300,000	300,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.900%	6/15/32	7,000,000	7,000,000	(j)(k)
New York State Dormitory Authority Revenue, Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.590%	7/1/33	200,000	200,000	(j)(k)

Total New York				7,500,000

North Carolina - 0.1%
North Carolina State Medical Care Commission, Health Care Facilities Revenue:
Novant Health Group, SPA-JPMorgan Chase	0.580%	11/1/34	300,000	300,000	(j)(k)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.540%	10/1/26	1,500,000	1,500,000	(j)(k)
Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.540%	10/1/38	400,000	400,000	(j)(k)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.570%	2/1/34	4,050,000	4,050,000	(j)(k)

Total North Carolina				6,250,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $30,770,000)				30,770,000

TOTAL INVESTMENTS - 98.6% (Cost - $4,409,235,372#)				4,689,075,424
Other Assets in Excess of Liabilities - 1.4%				67,880,846

TOTAL NET ASSETS - 100.0%				$4,756,956,270

*	Non-income producing security.

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	Security is purchased on a when-issued basis.

(h)	The coupon payment on these securities is currently in default as of November 30, 2016.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2016

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$4,658,305,424	—	$4,658,305,424
Short-Term Investments†	—	30,770,000	—	30,770,000

Total Investments	—	$4,689,075,424	—	$4,689,075,424

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$605,639	—	—	$605,639

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$346,853,021
Gross unrealized depreciation	(67,012,969)

Net unrealized appreciation	$279,840,052

At November 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	778	3/17	$118,302,452	$117,696,813	$(605,639)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017